Consolidated Statements of Comprehensive Income (Loss) $ in Thousands	1 Months Ended
Feb. 04, 2016 USD ($)
Predecessor
Net loss	$ (71,811)
Other comprehensive income (loss):
Foreign currency translation adjustment	3,835
Unrealized gains on investments, net of income tax expense $15 for the period ended February 4, 2016	27
Other comprehensive income (loss)	3,862
Comprehensive income (loss)	$ (67,949)